Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	¥ 10,365
2020	8,432
2021	7,352
2022	6,174
2023	¥ 5,084